Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
NOTE 13
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RELATED PARTY TRANSACTIONS
Related Party Transactions with Amprius Holdings
Prior to the closing of the Business Combination, the Company had intercompany arrangements with Amprius Holdings regarding sharing the facilities, service, and licensing to support the operation of the Company in the ordinary course of its business, as further described below. Pursuant to a termination agreement entered into by Amprius Holdings and the Company on June 8, 2022, the intercompany services agreements were terminated upon the Closing of Business Combination on September 14, 2022.
The Company had a service agreement for Amprius Holdings to provide certain services such as administration, management service, information technology and engineering services to support the operation of its business. Prior to the distribution of the subsidiaries of Amprius Holdings to its stockholders in late January and early February 2022, the general and administrative expenses of Amprius Holdings were allocated among each subsidiary, including the Company. After the distribution, such costs incurred by Amprius Holdings were wholly allocated to the Company as the only remaining subsidiary. The Company received financing for these amounts through capital contributions from Amprius Holdings as Amprius Holdings does not intend to demand repayment of the funds received.
The composition of the capital contributions from Amprius Holdings for the three and nine months ended September 30, 2022 and 2021 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Stock-based compensation	$131	$37	$377	$116
Other allocated corporate costs	—	85	295	246
Cash	—	14,612	210	19,446

Total capital contributions from Amprius Holdings	$131	$14,734	$882	$19,808

The Company’s board of directors formally approved the treatment of all intercompany advances as forgiven in March 2021. In substance, since inception and during the nine months ended September 30, 2022, the intercompany transactions between the Company and Amprius Holdings have been included in these condensed financial statements and are determined to be forgiven at the time the transaction occurs as the intent of the arrangement from inception was capital contributions. Intercompany transactions subsequent to March 2021 were also made in the form of capital contributions. The total net effect of the settlement of these transactions is presented as financing activities within the statement of cash flows and shown as additional paid-in
capital on the condensed balance sheet.
Prior to the Business Combination, the Company had a licensing agreement with Amprius Holdings to use patents and licenses owned by Amprius Holdings. Effective May 12, 2022, Amprius Holdings assigned to the Company all patents and patent applications, as well as registered trademarks and trademark applications, used by the Company in its operations under an Intellectual Property Rights agreement. This transfer of intellectual property does not have any financial impact on the Company’s balance sheet.
Related Party Transactions with Affiliate Subsidiaries
The Company also purchases raw materials and development materials from two subsidiaries that were owned and controlled by Amprius Holdings. Amprius Holdings distributed all of its shares in the two subsidiaries to its stockholders and optionees in February 2022. For the two-month
period prior to the distribution of the subsidiaries of Amprius Holdings during the nine months ended September 30, 2022, such purchases recorded as cost of revenues totaled $86. For the three and nine months ended September 30, 2021, such purchases recorded as cost of revenues totaled $69 and $144, respectively. As of December 31, 2021, the outstanding payables balance from affiliate subsidiaries totaled $18.

12.	RELATED PARTY TRANSACTIONS
Related Party Transactions with the Parent
Officers and directors of the Company were the same individuals as the officers and directors of the Parent for the year ended December 31, 2020. During the year ended December 31, 2021, the Company hired a Chief Financial Officer (“CFO”) separately from that of the Parent, and the board of directors of the Company was comprised of four members, who were also members of the board of directors of the Parent.
The Company has the following arrangements with the Parent regarding general financing activities, sharing the facilities, services and licensing to support the operation of the Company in the ordinary course of its business:

•
The Company has a service agreement for the Parent to provide certain services such as administration, management service, information technology and engineering services to support the operation of its business. The cost attributable to the Company is calculated using a percentage allocation of total cost incurred. Allocated services costs amounted to $1,363 and $399 for the years ended December 31, 2021 and 2020, respectively, out of which $967 was related to stock compensation for the year ended December 31, 2021. The stock-based compensation included in allocated service cost is immaterial for the year ended December 31, 2020.

•
For the year ended December 31, 2021, the Company recorded capital contributions of $21,584, which is the sum of the contributed capital from the Parent of $20,111 and the contribution from the Parent related to stock-based compensation of $1,473 in the statements of stockholders’ equity. For the year ended December 31, 2020, the Company recorded capital contributions of $4,866, which is the sum of the contributed capital from the Parent of $4,826 and the contribution from the Parent related to stock-based compensation of $40 in the statements of stockholders’ equity. The total capital contributions since inception were $88,009 and $66,425 as of December 31, 2021 and 2020, respectively.

•
The Company’s board of directors formally approved the treatment of all intercompany advances as forgiven in March 2021. In substance, since inception and for the year ended December 31, 2020, the intercompany transactions between the Company and the Parent have been included in these financial statements and are determined to be forgiven at the time the transaction occurs, as the intent of the arrangement from inception was capital contributions. Intercompany transactions subsequent to March 2021 were also made in the form of capital contributions. The total net effect of the settlement of these transactions is presented as financing activities within the statements of cash flows and represented within additional paid-in
capital on the balance sheets.

•	The Company has a licensing agreement with the Parent to use patents and licenses owned by the Parent.
See Note 11 for the related party lease transaction.
Related Party Transactions with Affiliate Subsidiaries
The Company also purchases raw materials and development materials from two subsidiaries under common control of the Parent, Amprius Wuxi and Amprius Nanjing. As of December 31, 2021, the outstanding payables balance from affiliate subsidiaries totaled $18. As of December 31, 2020, there were no outstanding payables from affiliate subsidiaries. For the years ended December 31, 2021 and 2020, such purchases recorded as cost of revenues totaled $264 and $447, respectively.